Cash Dividends paid to the Parent Company	12 Months Ended
Dec. 31, 2021
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Cash Dividends paid to the Parent Company
42.	Cash Dividends paid to the Parent Company
Cash dividends paid to the Parent Company for the years ended December 31, 2021, 2020 and 2019 are as follows:

(In millions of won)
	2021		2020	2019
Cash dividends received from consolidated subsidiaries	￦	12,646	119,036	287,549
Cash dividends received from associates		312,793	164,850	227,500

	￦	325,439	283,886	515,049